DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) oz in Thousands, cbm in Thousands, Mcf in Thousands	Dec. 31, 2018 USD ($) Mcf cbm oz	Dec. 31, 2017 USD ($) Mcf cbm oz
Disclosure of detailed information about hedging instruments [line items]
Notional amount (U.S. Dollars)	$ 9,915,000,000	$ 1,243,000,000
Option contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount (U.S. Dollars)	5,250,000,000
Fair value of derivative contracts	9,000,000
Call option contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative contracts	0	12,000,000
Put option contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative contracts	0	10,000,000
Interest rate swaps and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount (U.S. Dollars)	2,982,000,000	0
Warrants
Disclosure of detailed information about hedging instruments [line items]
Notional amount (U.S. Dollars)	31,000,000	$ 0
Financial assets, at fair value	$ 13,000,000
Commodity Swap Contract, Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, Oz) | cbm	6,170	3,820
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, Oz) | Mcf	8,220	36,810
Commodity Swap Contract, Palladium
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, Oz) | oz	0	68